Subsequent Events	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 8 – Subsequent Events

In April 2022, the Company completed the sale of an aggregate of CAD$500,000 of its Units at a purchase price of CAD$.08 per Unit for a total of 6,250,000 Units. Each Unit consisted of one share of Common Stock and one common stock purchase warrant exercisable for three years to purchase one additional share of Common Stock at a price of CAD$0.15 per share. The transaction was part of the Company’s unregistered private offering of up to CAD$500,000 in Units at a price of CAD$0.08 per Unit. The Company issued 1,181,250 shares out of 3,375,000 shares of common stock in April 2022 at CAD$.08 per share as a part of the private placement offering to settle $75,000 of notes payable to Mr. Gibbs.

Effective June 6,2022, the Company executed a promissory note (the “Note”) in the principal amount of $26,100 in favor of TriPower Resources, LLC. The total outstanding principal balance together with accrued and unpaid interest at the rate of 6% per annum, shall be due and payable on September 30, 2023.